Other financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Other financial assets [Abstract]
Other financial assets	The changes during 2025 and
2024 are presented in the accompanying table:
Philips Group
Other non-current financial assets in millions of EUR

	Non-current financial assets at FVTPL	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2025	288	242	102	631
Changes:
Acquisitions/additions	118	3	11	132
Sales/redemptions/reductions	(14)	(32)	(9)	(55)
Value adjustment through OCI	-	(14)	-	(14)
Value adjustment through P&L	(26)	-	-	(26)
Translation differences and other	(22)	(19)	(2)	(42)
Reclassifications	36	40	1	78
Balance as of December 31, 2025	380	221	103	704
Philips Group
Other non-current financial assets in millions of EUR

	Non-current financial assets at FVTPL	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2024	284	258	77	619
Changes:
Acquisitions/additions	76	6	65	147
Sales/redemptions/reductions	(31)	(14)	(11)	(56)
Value adjustment through OCI	-	(23)	-	(23)
Value adjustment through P&L	(25)	-	1	(23)
Translation differences and other	8	12	(4)	16
Reclassifications	(25)	4	(27)	(47)
Balance as of December 31, 2024	288	242	102	631